Document and Entity Information (USD $)	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	Flint Int'l Services, Inc.
Entity Central Index Key	0001520287
Document Type	F-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	7,500,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011